TRADE RECEIVABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Current trade receivables gross	$ 13,877	$ 12,034
Less: assets of a disposal group held for sale	(704)	0
Current trade receivables	13,173	12,034
Financing Receivables No past Due Member [Member]
Statement1 [Line Items]
Current trade receivables gross	9,955
Less: assets of a disposal group held for sale	(699)
Current trade receivables	9,256	6,585
Financing Receivables 1 to 30 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	1,233
Less: assets of a disposal group held for sale	(1)
Current trade receivables	1,232	2,647
Financing Receivables 31 to 60 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	1,244
Less: assets of a disposal group held for sale	(4)
Current trade receivables	1,240	1,185
Financing Receivables 61 to 90 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	280
Less: assets of a disposal group held for sale	0
Current trade receivables	280	139
Financing Receivables 91 To 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	1,165
Less: assets of a disposal group held for sale	0
Current trade receivables	1,165	1,478
Financing Receivable Equal To Greater Than 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	0
Less: assets of a disposal group held for sale	0
Current trade receivables	$ 0	$ 0